   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  August 12, 2017 to September 12, 2017

   Commission File Number of issuing entity:  333-207132-10

   Central Index Key Number of issuing entity:  0001693368

   CD 2017-CD3 Mortgage Trust

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-207132

   Central Index Key Number of depositor:  0001258361

   Citigroup Commercial Mortgage Securities Inc.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541001

   Citigroup Global Markets Realty Corp.

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541294

   German American Capital Corporation

   (Exact name of sponsor as specified in its charter)

   Richard Simpson (212) 816-5343

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-4021846

38-4021847

38-7170532

(I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1	___	___	X	___
A‑2	___	___	X	___
A‑3	___	___	X	___
A‑4	___	___	X	___
A‑AB	___	___	X	___
X-A	___	___	X	___
X-B	___	___	X	___
A-S	___	___	X	___
B	___	___	X	___
C	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 12, 2017, a distribution was made to holders of the certificates issued by CD 2017-CD3 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the "Depositor") and held by CD 2017-CD3 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 12, 2017 to September 12, 2017.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 14, 2017. The CIK number of the Depositor is 0001258361.

Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 14, 2017. The CIK number of CGMRC is 0001541001.

German American Capital Corporation ("GACC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 14, 2017. The CIK number of GACC is 0001541294.

Item 1A. Asset-Level Information.

Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on September 26, 2017 under Commission File No. 333-207132-10 and incorporated by reference herein).

Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on September 26, 2017 under Commission File No. 333-207132-10 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7.  Change in Sponsor Interest in Securities.

None

Item 9.  Other Information.

Midland Loan Services, a Division of PNC Bank, National Association, in its capacity as Master Servicer for CD 2017-CD3 Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	08/11/2017	$125,192.26
Current Distribution Date:	09/12/2017	$4,687.19

   Loan Combination Custodial Account(s) Balance

    Moffett Place Google Loan Combination

    111 Livingston Street Loan Combination

    State Farm Data Center Loan Combination

     Summit Place Wisconsin Loan Combination

     Parts Consolidation Loan Combination

Prior Distribution Date:	08/11/2017	$0.00
Current Distribution Date:	09/12/2017	$0.00
REO Account Balance
Prior Distribution Date:	08/11/2017	$0.00
Current Distribution Date:	09/12/2017	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for CD 2017-CD3 Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	08/11/2017	$5,592.81
Current Distribution Date:	09/12/2017	$5,591.27
Interest Reserve Account Balance
Prior Distribution Date:	08/11/2017	$0.00
Current Distribution Date:	09/12/2017	$0.00
Excess Interest Distribution Account Balance
Prior Distribution Date:	08/11/2017	$0.00
Current Distribution Date:	09/12/2017	$0.00
Excess Liquidation Proceeds Reserve Account Balance
Prior Distribution Date:	08/11/2017	$0.00
Current Distribution Date:	09/12/2017	$0.00
Exchangeable Distribution Account Balance
Prior Distribution Date:	08/11/2017	$0.00
Current Distribution Date:	09/12/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)             Monthly report distributed to holders of the certificates issued by CD 2017-CD3 Mortgage Trust, relating to the September 12, 2017 distribution.

(102)              Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on September 26, 2017 under Commission File No. 333-207132-10   and incorporated by reference herein).

(103)              Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on September 26, 2017 under Commission File No. 333-207132-10  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.

(Depositor)

/s/   Paul Vanderslice

Paul Vanderslice, President

Date:  September 26, 2017

EXHIBIT INDEX

Exhibit Number                Description

EX 99.1                    Monthly report distributed to holders of the certificates issued by CD 2017-CD3 Mortgage Trust, relating to the September 12, 2017 distribution.

EX 102                     Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on September 26, 2017 under Commission File No. 333-207132-10   and incorporated by reference herein).

EX 103                     Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on September 26, 2017 under Commission File No. 333-207132-10 and incorporated by reference herein).